SUNAMERICA SERIES TRUST

Supplement to the Statutory Prospectus dated April 30, 2012

Effective immediately, for the following Portfolios:

Capital Growth Portfolio in the section titled “PORTFOLIO SUMMARY” under the heading “Investment Adviser,” with respect to the portfolio manager disclosure for OppenheimerFunds, Inc. (“Oppenherimer”) is supplemented by adding the following:

Name	Portfolio Manager of the Portfolio Since	Title
Michael Kotlarz	2012	Vice President and Portfolio Manager

In the Management section under Information about the Subadvisers the portfolio manager information for Oppenheimer for the Capital Growth Portfolio is deleted in its entirety and replaced with the following:

“The Capital Growth Portfolio is managed by Julie Van Cleve, CFA, and Michael Kotlarz. Ms. Van Cleave joined Oppenheimer in 2010 as Vice President and Senior Portfolio Manager. Prior to joining Oppenheimer, she was Managing Director, U.S. Large-Cap Growth Equity and lead portfolio manager at Deutsche Asset Management from 2002 to 2009. Mr. Kotlarz, Vice President and Portfolio Manager, joined Oppenheimer in 2008 as a Vice President and Senior Research Analyst. Prior to joining Oppenheimer, he was a Managing Director of Equity Research at Ark Asset Management form 2000 to 2008.”

Foreign Value Portfolio in the section titled “PORTFOLIO SUMMARY” under the heading “Investment Adviser,” with respect to the portfolio manager disclosure for Templeton Investment Counsel, LLC (“Franklin Templeton”) all reference to Gary P. Motyl is deleted in its entirety and is supplemented with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Peter A. Nori, CFA	2012	Executive Vice President, Portfolio Manager, Research Analyst

In the Management section under Information about the Subadvisers the portfolio manager information for Franklin Templeton for the Foreign Value Portfolio is deleted in its entirety and replaced with the following:

“The Foreign Value Portfolio is managed by an investment team led by Antonio T. Docal. Back-up portfolio managers of the Portfolio include Heather Waddell and Peter A. Nori. Mr. Docal joined Franklin Templeton in 2001 and is currently Executive Vice President and Portfolio Manager. He holds the Chartered Financial Analyst designation. Mr. Docal is the lead portfolio manager of this Portfolio. Ms. Waddell joined Franklin Templeton in 1996 and is currently Senior Vice President, Portfolio Manager/Research Analyst. She is currently a member of the global industrials sector team. She holds the Chartered Financial Analyst designation. Mr. Nori joined Franklin Templeton in 1987 and is an executive vice president and information technology sector team leader, has research responsibility for the global semiconductor and global pharmaceutical industries, in addition he manages several institutional portfolios. He holds the Chartered Financial Analyst designation.”

High-Yield Bond Portfolio in the section titled “PORTFOLIO SUMMARY” under the heading “Investment Adviser,” with respect to the portfolio manager disclosure for PineBridge Investment LLC (“PineBridge”) all reference to Tim Lindvall is deleted in its entirety.

In the section titled “MANAGEMENT,” under the “Information about the Subadvisers” the portfolio manager information for PineBridge for the High-Yield Bond Portfolio all reference to Tim Lindvall is deleted in its entirety.

Marsico Focused Growth Portfolio in the section titled “PORTFOLIO SUMMARY” under the heading “Investment Adviser,” with respect to the portfolio manager disclosure for Marsico Capital Management, LLC (“Marsico”) all reference to A. Douglas Rao is deleted in its entirety.

In the section titled “MANAGEMENT,” under the “Information about the Subadvisers” the portfolio manager information for Marsico for the Marsico Focused Growth Portfolio all reference to A. Douglas Rao is deleted in its entirety.

Small Company Value Portfolio in the section titled “PORTFOLIO SUMMARY” under the heading “Investment Adviser,” the portfolio manager disclosure for Franklin Advisory Services, LLC (“Franklin Templeton”) is supplemented with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Steven Raineri	2012	Portfolio Manager

In the Management section under Information about the Subadvisers the portfolio manager information for Franklin Templeton for the Small Company Value Portfolio is deleted in its entirety and replaced with the following:

“The Small Company Value Portfolio is managed by an investment team led by William J. Lippman. Backup portfolio managers of the Portfolio include Bruce Baughman, CPA, Margaret McGee, Don Taylor, CPA, and Steven Raineri. Mr. Lippman joined Franklin Templeton in 1988 and is currently President of Franklin Advisory Services and a Portfolio Manager. He is a member of the Franklin Equity Group team. Mr. Baughman joined Franklin Templeton in 1988 and is currently a Senior Vice President and Portfolio Manager. He is a member of the Franklin Equity Group team. Ms. McGee joined Franklin Templeton in 1988 and is currently a Vice President and Portfolio Manager. She is a member of the Franklin Equity Group team. Mr. Taylor joined Franklin Templeton in 1996 and is currently a Senior Vice President and Portfolio Manager. He is a member of the Franklin Equity Group team. Mr. Raineri joined Franklin Templeton in 2005 and is currently a Research Analyst and Portfolio Manager. He is a member of a team that manages several equity funds including Franklin All Cap Value Fund, where is co-lead manager.”

Dated: August 10, 2012

Version: Combined Master Version 1

SUNAMERICA SERIES TRUST

Supplement to the Statement of Additional Information dated April 30, 2012

Effective immediately, under the heading PORTFOLIO MANAGERS, under the section Other Accounts, the disclosure is updated for the following Subadvisers:

In regard to the Franklin Advisory Services, LLC (“Franklin”), the portfolio manger information is supplemented with the following:

Advisers/ Subadviser	Portfolio Managers	Other Accounts (As of January 31, 2012*)
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $ millions)	No. of Accounts	Total Assets (in $ millions)
Franklin	Rainieri, Steven	3	$2,912	—	—	—	—

*	Assets as of June 30, 2012.

In regard to Marsico Capital Management, LLC (“Marsico”), the disclosure with respect to A. Douglas Rao is deleted in its entirety.

In regard to OppenheimerFunds, Inc. (“Oppenheimer”), the portfolio manager information is supplemented with the following:

Advisers/ Subadviser	Portfolio Managers	Other Accounts (As of January 31, 2012)**
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $ millions)	No. of Accounts	Total Assets (in $ millions)
Oppenheimer	Kotlarz, Michael	5	$6.44	1	$146	—	—

** Assets as of May 31, 2012.

In regard to PineBridge Investments, LLC (“PineBridge”), the disclosure with respect to Tim Lindvall is deleted in its entirety.

In regard to Templeton Investment Counsel, LLC (“Templeton”), the disclosure with respect to Gary P. Motyl is deleted in its entirety and replaced with the following:

Advisers/ Subadviser	Portfolio Managers	Other Accounts (As of January 31, 2012)***
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $ millions)	No. of Accounts	Total Assets (in $ millions)
Templeton	Nori, Peter A.	11	$13,257	2	$1,149	25	$2,693

*** Assets as of June 30, 2012.

Dated: August 10, 2012